Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

Icon Energy Corp. (“Icon” and together with its subsidiaries, the “Company”) was incorporated on August 30, 2023, under the laws of the Republic of the Marshall Islands and provides worldwide seaborne transportation services for dry bulk cargoes via its fleet of oceangoing vessels. Icon generates revenues by chartering its vessels to regional and international dry bulk operators, commodity traders and end users. As of December 31, 2024, Icon owned two vessels, both time-chartered by an international commodity trading conglomerate and earning floating daily hire rates linked to the Baltic Panamax Index:

Vessel name	Type	Built	Employment	Charter expiration
Alfa	Panamax	Japan, 2006	Index-linked time charter	October 2025 – February 2026
Bravo	Kamsarmax	Japan, 2007	Index-linked time charter	August 2025 – November 2025

On June 11, 2024, Icon acquired all of the outstanding shares of the investment holding company Maui Shipping Co. (“Maui”) in exchange for 15,000 Series A Cumulative Convertible Perpetual Preferred Shares (the “Series A Preferred Shares”), 1,500,000 Series B Perpetual Preferred Shares (the “Series B Preferred Shares”), and 5,000 common shares of Icon. Maui was incorporated on October 27, 2022, under the laws of the Republic of Marshall Islands and, on May 3, 2023, entered into a deed of transfer of shares with the shareholders of the shipowning company Positano Marine Inc. (“Positano”), whereby all outstanding shares of Positano were transferred to Maui.

The transactions described above were treated as reorganizations of companies under common control and have been accounted for in a manner similar to the pooling of interests method, as each entity was controlled by the Company’s Chairwoman and Chief Executive Officer. Accordingly, the Company’s consolidated financial statements have been presented by giving retroactive effect to the transactions described above, using historical carrying values of the assets and liabilities of Maui and Positano. The Company’s consolidated statements of (loss)/income present the results of operations for the period in which the transfers occurred as if the transfers of shares and exchange of equity interests had occurred on the date Positano was incorporated and as if Positano and Maui were consolidated subsidiaries of the Company from their date of incorporation. Results of operations and cash flows during the presented periods, comprise those of the previously separate entities consolidated. The equity accounts of the entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction and has been given retroactive effect as of the earliest period presented.

On July 15, 2024, Icon successfully completed the initial public offering of 31,250 of its common shares, at an offering price of $160.00 per share, for gross proceeds of approximately $5,000, before deducting underwriting discounts and offering expenses. Icon’s common shares began trading on the Nasdaq Capital Market on July 12, 2024, under the symbol “ICON.”.

On April 1, 2025, Icon effected a reverse stock split (the “Reverse Stock Split”), whereby every 40 of its issued and outstanding common shares were automatically converted into 1, without any change in the par value per share or the total number of common shares Icon is authorized to issue. Accordingly, all share and per share data presented in these consolidated financial statements give retroactive effect to the Reverse Stock Split as of the earliest period presented.

The accompanying consolidated financial statements include the accounts of Icon and its subsidiaries:

Company	Activity	Incorporation country	Vessel name
Icon Energy Corp.	Parent	Marshall Islands	—
Maui Shipping Co.(1)	Intermediate holding	Marshall Islands	—
Positano Marine Inc.(1)	Shipowning	Marshall Islands	M/V Alfa
Reef Shiptrade Ltd.(1)	Shipowning	Marshall Islands	M/V Bravo

(1)	Wholly owned subsidiaries